SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Reconciliation of Class A ordinary share reflected in the balance sheets (Details) - USD ($)	3 Months Ended				9 Months Ended	12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Mar. 31, 2022	Dec. 31, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Proceeds allocated to Public Warrants					$ 7,475,000
Accretion of carrying value to redemption value	$ 891,440	$ 1,549,190	$ 316,795	$ 23,624	28,178,166	$ 3,383,887
Class A ordinary shares subject to possible redemption
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Gross Proceeds from IPO					230,000,000		$ 230,000,000	$ 230,000,000
Proceeds allocated to Public Warrants					(7,475,000)		(7,475,000)	(7,475,000)
Issuance costs related to Class A ordinary shares					(16,099,160)		(16,099,160)	(16,099,160)
Redemption		(206,479,033)
Accretion of carrying value to redemption value	891,440	1,549,190			28,178,166	3,383,887	31,562,053	28,178,166
Ending Balance	$ 33,949,490	$ 33,058,050		$ 237,987,893	$ 234,604,006	$ 237,987,893	$ 237,987,893	$ 234,604,006